Intangible Assets, Net - Schedule of Intangible Assets, Net Consisted of Customer Contacts Acquired (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Intangible Assets, Net Consisted of Customer Contacts Acquired [Line Items]
Gross carrying value	$ 3,062,565	$ 2,873,693
Accumulated amortization	(1,007,463)	(619,321)
Net carrying value	2,055,102	2,254,372
Customer Relationships [Member]
Schedule of Intangible Assets, Net Consisted of Customer Contacts Acquired [Line Items]
Gross carrying value	1,588,175	1,490,555
Accumulated amortization	(630,684)	(442,862)
Net carrying value	957,491	1,047,693
License [Member]
Schedule of Intangible Assets, Net Consisted of Customer Contacts Acquired [Line Items]
Gross carrying value	943,470	885,478
Accumulated amortization	(70,760)	(22,137)
Net carrying value	872,710	863,341
Software [Member]
Schedule of Intangible Assets, Net Consisted of Customer Contacts Acquired [Line Items]
Gross carrying value	219,950	216,873
Accumulated amortization	(121,730)	(96,856)
Net carrying value	98,220	120,017
Client Lists [Member]
Schedule of Intangible Assets, Net Consisted of Customer Contacts Acquired [Line Items]
Gross carrying value	172,970	162,338
Accumulated amortization	(129,727)	(40,584)
Net carrying value	43,243	121,754
Collaboration agreement [Member]
Schedule of Intangible Assets, Net Consisted of Customer Contacts Acquired [Line Items]
Gross carrying value	102,209	95,927
Accumulated amortization	(38,329)	(11,991)
Net carrying value	63,880	83,936
Others [Member]
Schedule of Intangible Assets, Net Consisted of Customer Contacts Acquired [Line Items]
Gross carrying value	35,791	22,522
Accumulated amortization	(16,233)	(4,891)
Net carrying value	$ 19,558	$ 17,631